                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  ____/____/____  (a)

             or fiscal year ending:   12 / 31 / 01   (b)
                                     --------------

Is this a transition report? (Y/N)       N
                                    --------------

Is this an amendment to a previous filing? (Y/N)       N
                                                  ----------

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A. Registrant Name:   Separate Account VA-2LNY

    B. File Number:       811-7368

    C. Telephone Number:  213-742-4454


2.  A. Street:  100 Manhattanville Road

    B. City:  Purchase    C. State:  NY      D. Zip Code:  10577     Zip Ext:

    E. Foreign Country:                    Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)   N
                                                               -----------------

4.  Is this the last filing on this form by Registrant? (Y/N)    N
                                                              ------------------

5.  Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                   -------------
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
                                                      --------------------------
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N)_____________ [If answer is "N" (No), go to item 8.]


    B. How many separate series or portfolios did Registrant have at the end of the period?_____________________________________________________________

                                                         If filing more than one
                                                          Page 50, "X" box:  [_]

For period ending  12/31/01
                   ----------------

File number 811-   7368
                   -----------------


123.   [_]   State the total value of the additional units considered in answering item 122 ($000's) omitted. $49,140
                                                 -------------------------------

124.   [_]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $
                                                       -------------------------

125.   [_]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $
                                                                       ---------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $
                                      ------------------------------------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
             $
             -------------------------------------------------------------------

                                                       Number of       Total Assets         Total Income
                                                        Series          ($000's            Distributions
                                                                        -------
                                                       Investing        omitted)          ($000's omitted)
                                                       ---------        --------          ----------------
A.      U.S. Treasury direct issue                       ________      $____________        $____________

B.      U.S. Government agency                           ________      $____________        $____________

C.      State and municipal tax-free                     ________      $____________        $____________

D.      Public utility debt                              ________      $____________        $____________

E.      Brokers or dealers debt or
        debt of brokers' or dealers' parent              ________      $____________        $____________

F.      All other corporate intermed. & long-term debt   ________      $____________        $____________

G.      All other corporate short-term debt              ________      $____________        $____________

H.      Equity securities of brokers or dealers
        or parents of brokers or dealers                 ________      $____________        $____________

I.      Investment company equity securities                    1      $     512,570        $       6,613
                                                         --------       ------------         ------------

J.     All other equity securities                       ________      $____________        $____________

K.     Other securities                                  ________      $____________        $____________

L.     Total assets of all series of registrant                 1      $     512,570        $       6,613
                                                         --------       ------------         ------------

                                                         If filing more than one
                                                          Page 51, "X" box:  [_]

For period ending    12/31/01
                  ----------------

File number         811-7368
                  ----------------


128.    [_]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)____________________________________________
                                                                             Y/N

              [If answer is "N" (No), go to item 131.]

129.    [_]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)_________________________________________
                                                                             Y/N
              [If answer is "N" (No), go to item 131.]

130.    [_]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)_______________________________
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 7,554
                                                       -------------------------

132.    [_]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

              811-       811-           811-          811-          811-

              811-       811-           811-          811-          811-

              811-       811-           811-          811-          811-

              811-       811-           811-          811-          811-

              811-       811-           811-          811-          811-

              811-       811-           811-          811-          811-

              811-       811-           811-          811-          811-

              811-       811-           811-          811-          811-

              811-       811-           811-          811-          811-

FORM N-SAR  - SEPARATE ACCOUNT VA-2LNY,
A SEPARATE ACCOUNT OF
TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
FILE NO. 811- 7368



This report is signed on behalf of the registrant in the City of Los Angeles and the State of California on the 25th day of February, 2002.



                                      TRANSAMERICA LIFE INSURANCE
                                      COMPANY OF NEW YORK

                                      By:    /s/ Ronald L. Ziegler
                                             -----------------------------
                                             Ronald L. Ziegler
                                             Vice President


Witness:


/s/ Frank A. Camp
-----------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
Transamerica Life Insurance Company of New York